Asset Impairment (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($) MW	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Oct. 01, 2019 MW
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charge		$ 648	$ 84		$ 25
Estimated salvage value		33
Impairment charges		345	79
Provision for decommissioning, restoration and rehabilitation costs	$ 120
Assets		9,226	9,747
Gross carrying amount
Disclosure of impairment loss recognised or reversed [line items]
Write-downs (reversals of write-downs) of property, plant and equipment		$ 589	$ 81
Discount rate, measurement input
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, assets		5,000,000.0	5,300,000
Assets Held for Sale
Disclosure of impairment loss recognised or reversed [line items]
Estimated salvage value		$ 25
Impairment charges		0	$ 0		15
Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charge		191
Keephills Unit 1 | Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charge		94
Sundance Unit 4 | Energy Transition
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment charge		56
Centralia Thermal Facility
Disclosure of impairment loss recognised or reversed [line items]
Provision for decommissioning, restoration and rehabilitation costs					141
Reversal of impairment loss					151
Wind Facilities
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges	$ 10
Wind Facilities | Level III | Investment property [member] | Non-recurring fair value measurement [member]
Disclosure of impairment loss recognised or reversed [line items]
Assets		65
Kent Hills Wind L.P.
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges		$ 2
Capacity of facility (in megawatts) | MW		167
Property, plant and equipment | Sundance Unit 3
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss			70
Land
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss			9	$ 7
Land | Gross carrying amount
Disclosure of impairment loss recognised or reversed [line items]
Write-downs (reversals of write-downs) of property, plant and equipment		$ 0	9
Kaybob Cogeneration Project
Disclosure of impairment loss recognised or reversed [line items]
Capacity of facility (in megawatts) | MW						40
Mining assets | Highvale Mine
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges		$ 195	$ 0		$ 0